Critical accounting estimates and assumptions	12 Months Ended
Dec. 31, 2024
Critical accounting estimates and assumptions
Note 2 – Critical accounting estimates and assumptions

The Company makes certain estimates and assumptions regarding the future. Estimates and judgements are continually evaluated based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In the future, actual experience may differ from these estimates and assumptions. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Estimates and assumptions:
- Revenue recognition – provision of rights to return goods
- Defined benefit scheme – actuarial assumptions
- The determination of the incremental borrowing rate used to measure lease liabilities
- Legal proceedings – estimates of claims and legal processes
- Inventory – provision of slow-moving inventory
-      Fair value measurement

several assets included in the Company’s financial and non-financial assets utilizes market observables inputs and data as far as possible. Inputs used in determining fair value measurement are categorized into different levels based on how observable the inputs used in the valuation technique utilized are (the 'fair value hierarchy'):

•          Level 1: Quoted priced in active markets for identical items (unadjusted)
•          Level 2: Observable direct or indirect inputs other than level 1 inputs.
•          Level 3: Unobservable inputs (i.e., not derived from market data).

The classification of an item into the above levels is based on the lowest level of the inputs used that has a significant effect on the fair value measurement of the item. Transfers of items between levels are recognized in the period they occur.

The Company measures part of its financial instruments at fair value:

- Current financial assets at fair value through profit or loss (see note 3)
- Non-current financial assets at fair value through profit or loss (see note 3)